CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Schedule of total revenue

	For the years ended December 31,
	2021	2022	2023
	US$’000	US$’000	US$’000
Customer A	N/A(i)	40,824	19,326
Customer B	N/A(i)	38,821	N/A(i)

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(i)	Revenue from the relevant customer was less than 10% of the Company’s total revenue for the respective year.

Schedule of total accounts receivable

	As of December 31,
	2022	2023
	US$’000	US$’000
Customer C	1,345	N/A(ii)
Customer D	N/A(ii)	3,806
Customer E	N/A(ii)	1,785

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(ii)	Accounts receivable from relevant customers was less than 10% of the Company’s total accounts receivable for the respective year.

Schedule of total purchases

	For the years ended December 31,
	2021	2022	2023
	US$’000	US$’000	US$’000
Supplier A	18,074	N/A(iii)	20,470
Supplier B	N/A(iii)	36,928	N/A(iii)
Supplier C	N/A(iii)	35,071	N/A(iii)
Supplier D	N/A(iii)	N/A(iii)	21,433
Supplier E	N/A(iii)	N/A(iii)	19,430
Supplier F	24,861	N/A(iii)	N/A(iii)
Supplier G	21,200	N/A(iii)	N/A(iii)

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(iii)	Purchase from relevant suppliers was less than 10% of the Company’s total purchase for the respective year.

Schedule of total accounts payable

	As of December 31,
	2022	2023
	US$’000	US$’000
Supplier F	575	N/A(iv)
Supplier H	683	N/A(iv)
Supplier A	1,781	N/A(iv)
Supplier I	N/A(iv)	1,482
Supplier J	N/A(iv)	1,470
Supplier D	N/A(iv)	1,696

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(iv)	Accounts payable from relevant suppliers was less than 10% of the Company’s total accounts payable for the respective year.